Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Leases (Textual) [Abstract]
Initial term of lease	three to ten years
Renewable term of lease	three to five-year increments
Unamortized long-term portion of deferred gains	$ 2.1
Short-term portion of deferred gains included in Accounts Payable and Accrued Expenses	$ 0.4